Subsequent Events - Summary of Private Bonds Subscription Agreement (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 KRW (₩)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 24,118,557		$ 7,674,154	$ 21,957,620	$ 21,957,620	$ 18,606,006
Private Bonds Subscription Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	2,236,669	₩ 3,100,000,000
Private Bonds Subscription Agreement [Member] | Seong Rak Lee [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	360,753	500,000,000
Private Bonds Subscription Agreement [Member] | Yong Sub Kim [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	360,753	500,000,000
Private Bonds Subscription Agreement [Member] | In Seop Oh [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	360,753	500,000,000
Private Bonds Subscription Agreement [Member] | Min Hwang [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	216,452	300,000,000
Private Bonds Subscription Agreement [Member] | Byungju Lee [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	216,452	300,000,000
Private Bonds Subscription Agreement [Member] | Ria Han [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	144,301	200,000,000
Private Bonds Subscription Agreement [Member] | Jaemin Lee [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	144,301	200,000,000
Private Bonds Subscription Agreement [Member] | Min Suk Kim [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	144,301	200,000,000
Private Bonds Subscription Agreement [Member] | Jung Ha Kwon [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	144,301	200,000,000
Private Bonds Subscription Agreement [Member] | Shi Ho Kim [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	72,151	100,000,000
Private Bonds Subscription Agreement [Member] | Ok Keun Oh [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	$ 72,151	₩ 100,000,000